PROPERTY AND EQUIPMENT - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	$ 1,833	$ 1,734
Additions	526	712
Disposals	(15)	(100)
Depreciation charge for the year	(139)	(409)
Divestment and reclassification as held for sale	(1,393)	(80)
Impairment	(8)	(2)
Impairment reversal	6
Transfers	(5)	(2)
Modifications and reassessments	26
Translation adjustment	(125)	(20)
Right-of-use assets at end of period	706	1,833
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	1,059
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(353)
Telecommunication equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1,567	1,436
Additions	513	642
Disposals	(12)	(100)
Depreciation charge for the year	(125)	(320)
Divestment and reclassification as held for sale	(1,175)	(71)
Impairment	(8)	0
Impairment reversal	2
Transfers	(4)	(4)
Modifications and reassessments	20
Translation adjustment	(117)	(16)
Right-of-use assets at end of period	661	1,567
Telecommunication equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	970
Telecommunication equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(309)
Land, buildings and constructions
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	260	293
Additions	13	65
Disposals	(3)	0
Depreciation charge for the year	(12)	(86)
Divestment and reclassification as held for sale	(216)	(9)
Impairment	0	(2)
Impairment reversal	4
Transfers	(1)	2
Modifications and reassessments	6
Translation adjustment	(7)	(3)
Right-of-use assets at end of period	44	260
Land, buildings and constructions | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	84
Land, buildings and constructions | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(40)
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	6	5
Additions	0	5
Disposals	0	0
Depreciation charge for the year	(2)	(3)
Divestment and reclassification as held for sale	(2)	0
Impairment	0	0
Impairment reversal	0
Transfers	0	0
Modifications and reassessments	0
Translation adjustment	(1)	(1)
Right-of-use assets at end of period	1	$ 6
Office and other equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	5
Office and other equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	$ (4)